Property, Plant and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment
Opening balance	$ 58,325	$ 83,954
Ending balance	55,413	58,325
Net book value of right of use assets	1,188
Costs
Property, Plant and Equipment
Opening balance	73,770	97,272
Initial adoption of IFRS 16	2,911
Additions	2,577	428
Disposals	895	229
Dispositions of subsidiaries	3,614	27,214
Reclassification	0
Impairments		(46)
Currency translation adjustments	(2,267)	3,559
Ending balance	72,482	73,770
Costs | Refinery and power plants
Property, Plant and Equipment
Opening balance	68,559	92,434
Additions	219	0
Disposals		148
Dispositions of subsidiaries	0	27,214
Reclassification	0
Impairments		0
Currency translation adjustments	(2,077)	3,487
Ending balance	66,701	68,559
Costs | Processing plant and equipment
Property, Plant and Equipment
Opening balance	3,761	3,703
Additions	443	88
Disposals	326	25
Dispositions of subsidiaries	1,019	0
Reclassification	406
Impairments		(42)
Currency translation adjustments	42	37
Ending balance	3,307	3,761
Costs | Office equipment
Property, Plant and Equipment
Opening balance	1,450	1,135
Additions	332	340
Disposals	291	56
Dispositions of subsidiaries	95
Reclassification	(406)
Impairments		(4)
Currency translation adjustments	(70)	35
Ending balance	920	1,450
Costs | Office premises
Property, Plant and Equipment
Initial adoption of IFRS 16	2,911
Additions	1,583
Disposals	278
Dispositions of subsidiaries	2,500
Reclassification	0
Currency translation adjustments	(162)
Ending balance	1,554
Accumulated depreciation
Property, Plant and Equipment
Opening balance	15,445	13,318
Additions	3,940	3,241
Disposals	(462)	(218)
Dispositions of subsidiaries	(1,245)	(1,668)
Impairments		(31)
Currency translation adjustments	(609)	803
Ending balance	(17,069)	15,445
Accumulated depreciation | Refinery and power plants
Property, Plant and Equipment
Opening balance	12,763	11,047
Initial adoption of IFRS 16	0
Additions	2,641	2,775
Disposals	0	(148)
Dispositions of subsidiaries	0	(1,668)
Reclassification	0
Currency translation adjustments	(521)	757
Ending balance	(14,883)	12,763
Accumulated depreciation | Processing plant and equipment
Property, Plant and Equipment
Opening balance	1,873	1,626
Initial adoption of IFRS 16	0
Additions	416	255
Disposals	(326)	(10)
Dispositions of subsidiaries	(842)
Reclassification	387
Impairments		(27)
Currency translation adjustments	(54)	29
Ending balance	(1,454)	1,873
Accumulated depreciation | Office equipment
Property, Plant and Equipment
Opening balance	809	645
Initial adoption of IFRS 16	0
Additions	145	211
Disposals	(136)	(60)
Dispositions of subsidiaries	(36)
Reclassification	(387)
Impairments		(4)
Currency translation adjustments	(29)	17
Ending balance	(366)	$ 809
Accumulated depreciation | Office premises
Property, Plant and Equipment
Additions	738
Dispositions of subsidiaries	(367)
Currency translation adjustments	(5)
Ending balance	$ (366)